Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Interest and dividend receivable excluded from fair value of pension plan assets	$ 54	$ 44
Accruals for pension administration expense excluded from fair value of pension plan assets	5	5
Taxes payable excluded from pension plan assets fair value	2	2
Payable to participants excluded from fair value of pension plan assets	1
Receivable to participants excluded from pension plan assets fair value		3
Sale of investments receivable excluded from fair value of pension plan assets	5	4
Purchase of investments payable excluded from fair value of pension plan assets	7	2
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,769	2,315	$ 1,937
Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	8,721	7,863
Total fair value of plan liabilities	1	1
Fair Value, Recurring [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,802	2,341
Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	89	233
Fair Value, Recurring [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	144	116
Fair Value, Recurring [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	0
Fair Value, Recurring [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	125	139
Fair Value, Recurring [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,829	2,906
Fair Value, Recurring [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,638	2,044
Fair Value, Recurring [Member] | Bonds and Debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	91	84
Fair Value, Recurring [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	1
Fair Value, Recurring [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,821	3,074
Total fair value of plan liabilities	0	0
Fair Value, Recurring [Member] | Level 1 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	89	233
Fair Value, Recurring [Member] | Level 1 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 1 [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 1 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	125	139
Fair Value, Recurring [Member] | Level 1 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,607	2,702
Fair Value, Recurring [Member] | Level 1 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 1 [Member] | Bonds and Debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 1 [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Fair Value, Recurring [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,131	2,474
Total fair value of plan liabilities	1	1
Fair Value, Recurring [Member] | Level 2 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	33	26
Fair Value, Recurring [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 2 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	144	116
Fair Value, Recurring [Member] | Level 2 [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	0
Fair Value, Recurring [Member] | Level 2 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 2 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	222	204
Fair Value, Recurring [Member] | Level 2 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,638	2,044
Fair Value, Recurring [Member] | Level 2 [Member] | Bonds and Debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	91	84
Fair Value, Recurring [Member] | Level 2 [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	1
Fair Value, Recurring [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,769	2,315
Total fair value of plan liabilities	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,769	2,315
Fair Value, Recurring [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Bonds and Debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Derivative Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	$ 0	$ 0